Earnings Per Share - Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Earnings per common share:
Net income	$ 44,242	$ 4,589	$ 83,227	$ 31,021
Weighted average number of common shares - basic	116,150,985	83,676,425	115,600,570	83,646,230
Dilutive effect of stock-based awards	574,443	290,449	581,680	316,165
Weighted average number of common shares - diluted	116,725,428	83,966,874	116,182,250	83,962,395
Basic	$ 0.38	$ 0.05	$ 0.72	$ 0.37
Diluted	$ 0.38	$ 0.05	$ 0.72	$ 0.37